Segment Information, Revenues by Geography and Significant Customers (Revenues by geography) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Information [Line Items]
United States revenues	$ 19.7	$ 14.9	$ 50.5	$ 60.0	$ 84.3	$ 60.0	$ 56.2